Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Columbia Multi Strategy Alternatives Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Class A
Trading Symbol	CLAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 68	1.36% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 522,181,715
Holdings Count | Holding	1,048
Investment Company, Portfolio Turnover	364.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 522,181,715
Total number of portfolio holdings	1,048
Portfolio turnover for the reporting period	364%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of
the
Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	34.8%
Credit Risk	0.7%
Equity Risk	38.9%
Foreign Exchange Risk	379.4%
Interest Rate Risk	274.4%
Short
Commodity-Related Investment Risk	30.0%
Credit Risk	1.1%
Equity Risk	38.9%
Foreign Exchange Risk	318.3%
Interest Rate Risk	290.1%
Asset Categories

Columbia Multi Strategy Alternatives Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Class C
Trading Symbol	CLABX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 105	2.11% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.11%	[1]
Net Assets	$ 522,181,715
Holdings Count | Holding	1,048
Investment Company, Portfolio Turnover	364.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 522,181,715
Total number of portfolio holdings	1,048
Portfolio turnover for the reporting period	364%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	34.8%
Credit Risk	0.7%
Equity Risk	38.9%
Foreign Exchange Risk	379.4%
Interest Rate Risk	274.4%
Short
Commodity-Related Investment Risk	30.0%
Credit Risk	1.1%
Equity Risk	38.9%
Foreign Exchange Risk	318.3%
Interest Rate Risk	290.1%
Asset Categories

Columbia Multi Strategy Alternatives Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Institutional Class
Trading Symbol	CLAZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 55	1.11% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 522,181,715
Holdings Count | Holding	1,048
Investment Company, Portfolio Turnover	364.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 522,181,715
Total number of portfolio holdings	1,048
Portfolio turnover for the reporting period	364%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund's
portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	34.8%
Credit Risk	0.7%
Equity Risk	38.9%
Foreign Exchange Risk	379.4%
Interest Rate Risk	274.4%
Short
Commodity-Related Investment Risk	30.0%
Credit Risk	1.1%
Equity Risk	38.9%
Foreign Exchange Risk	318.3%
Interest Rate Risk	290.1%
Asset Categories

[1]	Annualized.